NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable
4.	NOTES PAYABLE
The Company has entered into equipment finance agreements that are secured by the purchased miner equipment. These agreements generally require monthly payments of principal, interest and a risk premium fee. The following table provides information on the equipment financing agreements:

			Interest Rate	Initial Financing	Balance as of:
Note	Loan Date	Maturity Date			June 30, 2021	December 31, 2020
A	December 2020	June 2022	17.0%	$4,482	$2,739	$4,233
B	December 2020	June 2022	17.0%	428	261	404
C	March 2021	November 2022	17.0%	2,229	2,105	—
D	April 2021	December 2022	17.0%	4,012	4,012	—
E – H	May 2021	October 2023	15.0%	9,446	9,446	—

					18,563	4,637
Less: Current portion					(11,499)	(3,273)

					$7,064	$1,364

The Company incurred interest expense of $202 and $368 during the three and six months ended June 30, 2021, respectively, under the terms of these notes payable.

4.	NOTES PAYABLE
The Company entered into an equipment finance agreement during December 2020 to finance miner equipment purchases totaling $4,482 with a third-party (“Miner equipment note A”). The terms of the financing agreement require interest at 17% per annum, including a risk premium fee of $482. The note requires principal payments of $222, risk premium payments of $27, and variable amounts of interest, every 30 days through the maturity date in July 2022. The note is secured by the purchased equipment.
The Company entered into an equipment finance agreement during December 2020 to finance miner equipment purchases totaling $428 with a third-party (“Miner equipment note B”). The terms of the financing agreement require interest at 17% per annum and principal payments of $24, plus variable amounts of interest, every 30 days through the maturity date in June 2022. The note is secured by the purchased equipment.
The Company entered into three other equipment finance agreements with similar terms in December 2020 that have not yet taken effect as of December 31, 2020. The agreements are expected to take effect when the equipment is delivered to the Company, which is expected in the second quarter of 2021. The aggregate amount of equipment and principal borrowings under the three agreements is $10,698.
As of December 31, 2019, there were no notes payable outstanding. Notes payable consisted of the following at December 31, 2020:

Miner equipment note A	$4,233
Miner equipment note B	404

4,637
Less: Current portion	(3,273)

$1,364

Future maturities of notes payable are as follows for the years ending December 31:

2021	$3,273
2022	1,364

$4,637

The Company incurred interest expense of $91 during the year ended December 31, 2020 under the terms of these notes payable.